Hedging Activities, Derivative Instruments and Credit Risk, Derivative Instruments not Designated as Accounting Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative instruments not designated as accounting hedges [Abstract]
Total foreign currency transaction (losses) gains, net	$ (8.1)	$ 1.9	$ (9.3)
Foreign Currency Forward Contracts (Losses) Gains [Member]
Derivative instruments not designated as accounting hedges [Abstract]
Total foreign currency transaction (losses) gains, net	$ (4.9)	$ 5.2	$ (7.0)